Mobile Financial Services activities - Assets available for sale - At fair value (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Changes in fair value	€ 1	€ 8	€ (8)
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Financial assets at beginning of period	656	925	786
Acquisitions	386	165	487
Repayments and disposals	(500)	(442)	(333)
Changes in fair value	1	9	(8)
Other items	(3)	(1)	(7)
Financial assets at end of period	€ 540	€ 656	€ 925